Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000018122
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000018123
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail Class
C000018124
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Admin Class
C000125493
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
C000018133
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000018122
Average Annual Return [Line Items]
Average Annual Return, Percent	6.70%	1.24%	2.29%
Without Sales Load [Member] | C000018123
Average Annual Return [Line Items]
Average Annual Return, Percent	6.38%	0.98%	2.03%
Without Sales Load [Member] | C000018124
Average Annual Return [Line Items]
Average Annual Return, Percent	6.24%	0.76%	1.79%
Without Sales Load [Member] | C000125493
Average Annual Return [Line Items]
Average Annual Return, Percent	6.76%	1.29%	2.35%
Without Sales Load [Member] | C000018133
Average Annual Return [Line Items]
Average Annual Return, Percent	3.14%	1.16%	2.28%
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
NATIXIS INDEX: Bloomberg U.S. Government/Credit Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Credit Bond Index
Average Annual Return, Percent	1.18%	(0.21%)	1.50%
NATIXIS INDEX: Bloomberg U.S. Government/Credit Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Credit Bond Index
Average Annual Return, Percent	1.18%	(0.21%)	1.50%
NATIXIS INDEX: Bloomberg U.S. Government/Credit Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Credit Bond Index
Average Annual Return, Percent	1.18%	(0.21%)	1.50%
NATIXIS INDEX: Bloomberg U.S. Government/Credit Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Credit Bond Index
Average Annual Return, Percent	1.18%	(0.21%)	1.50%
NATIXIS INDEX: Bloomberg U.S. Government/Credit Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Credit Bond Index
Average Annual Return, Percent	1.18%	(0.21%)	1.50%